SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Schedule of segment information

	For the year ended December 31, 2025
	Network	Hospital	Total
	RMB	RMB	RMB	US$
Revenues from external customers	86,630	373,883	460,513	65,852
Cost of sales	(89,648)	(345,046)	(434,694)	(62,160)
Gross profit (loss)	(3,018)	28,837	25,819	3,692

	For the year ended December 31, 2024
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	113,710	270,246	383,956
Cost of sales	(122,838)	(340,280)	(463,118)
Gross profit (loss)	(9,128)	(70,034)	(79,162)

	For the year ended December 31, 2023
	Network	Hospital	Total
	RMB	RMB	RMB
Revenues from external customers	218,343	319,059	537,402
Cost of sales	(206,527)	(407,483)	(614,010)
Gross profit (loss)	11,816	(88,424)	(76,608)

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
Segment assets
Network	2,354,543	2,129,126	304,461
Hospital	4,371,845	4,418,236	631,799
Total segment assets	6,726,388	6,547,362	936,260

Schedule of total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$
PRC	4,400,026	4,353,057	622,479
Total long-lived assets	4,400,026	4,353,057	622,479